Selected Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2022
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information
The following table contains quarterly financial information recast for the years ended December 31, 2022 and 2021 (in millions):

	Three Months Ended
	March 31,		June 30,		September 30,		December 31,
	2022	2021	2022	2021	2022	2021	2022	2021
Revenues
Fee income	$2,012	$1,907	$1,934	$1,993	$1,908	$2,063	$1,868	$2,096
Premiums	37	40	32	38	36	37	27	33
Net investment income:
Net investment income excluding funds withheld assets	430	639	328	507	327	538	422	552
Net investment income on funds withheld assets	260	291	364	294	313	299	317	304
Total net investment income	690	930	692	801	640	837	739	856
Net gains (losses) on derivatives and investments:
Net gains (losses) on derivatives and investments	(1,566)	(2,840)	2,938	(388)	(196)	(420)	(4,199)	(1,696)
Net gains (losses) on funds withheld reinsurance treaties	1,028	898	1,077	(768)	555	(115)	(474)	(36)
Total net gains (losses) on derivatives and investments	(538)	(1,942)	4,015	(1,156)	359	(535)	(4,673)	(1,732)
Other income	20	23	21	30	19	17	25	24
Total revenues	2,221	958	6,694	1,706	2,962	2,419	(2,014)	1,277

Benefits and Expenses
Death, other policy benefits and change in policy reserves, net of deferrals	300	256	274	217	237	284	251	168
(Gain) loss from updating future policy benefits cash flow assumptions, net	15	48	14	6	(37)	(15)	(26)	2
Market risk benefits (gains) losses, net	(1,907)	(6,522)	1,184	1,512	(913)	1,066	(1,900)	(22)
Interest credited on other contract holder funds, net of deferrals and amortization	197	212	209	210	224	208	236	202
Interest expense	20	6	24	7	29	6	40	18
Operating costs and other expenses, net of deferrals	666	690	543	701	592	697	631	751
Amortization of deferred acquisition costs	317	331	307	328	305	328	297	320
Total benefits and expenses	(392)	(4,979)	2,555	2,981	437	2,574	(471)	1,439
Pretax income (loss)	2,613	5,937	4,139	(1,275)	2,525	(155)	(1,543)	(162)
Income tax expense (benefit)	388	1,115	845	(253)	657	(99)	(385)	(97)
Net income (loss)	2,225	4,822	3,294	(1,022)	1,868	(56)	(1,158)	(65)
Less: Net income (loss) attributable to noncontrolling interests	31	68	31	56	(11)	62	(8)	76
Net income (loss) attributable to Jackson Financial Inc.	$2,194	$4,754	$3,263	$(1,078)	$1,879	$(118)	$(1,150)	$(141)

Earnings per share
Basic	$25.41	$50.33	$37.96	$(11.41)	$22.08	$(1.25)	$(13.74)	$(1.52)
Diluted	$24.39	$50.33	$36.59	$(11.41)	$21.38	$(1.25)	$(13.74)	$(1.52)